Share-based payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based payments
24. Share-based payments
The charge for share-based payments under IFRS 2 arises across the following schemes:

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
2019 Equity Incentive Plan	922	635	–
2019 NED Equity Incentive Plan	167	160	–
2015 Plan	3	63	806
Mereo BioPharma Group plc Share Option Plan	376	685	1,064
Long Term Incentive Plan	90	93	320
Deferred Bonus Share Plan	–	–	–

	1,558	1,636	2,190

24.1 2019 Equity Incentive Plan (“EIP”) and 2019
Non-Executive
Director Equity Incentive Plan (“NED EIP”)
The 2019 EIP and 2019 NED EIP were adopted on April 4, 2019. The 2019 EIP provides for the grant of market value options over ADSs (each ADS is represented by 5 ordinary shares) to executive directors and employees. The 2019 NED EIP provides for the grant of market value options over ADSs to non-executive
directors.
During the year, market value options were granted to executive directors and employees under the 2019 EIP. Subject to the executive director or employees continued employment, one-fourth
of each such market value option grant shall vest on the first anniversary of the grant date and the remainder shall vest in equal monthly installments over the three-year period following the first anniversary. No performance conditions apply to such market value options.
During the year, market value options were granted to
non-executive
directors (“NEDs”) under the 2019 NED EIP. Subject to the NEDs holding their current office (or being otherwise employed) through each applicable vesting date, such awards shall vest in equal monthly installments over a one-year
period following the grant date. No performance conditions apply to such market value options.
The fair value of share options granted were estimated at the date of grant using a Black-Scholes pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value calculation does not include any allowance for dividends as the Company has no available profits for distribution.
The exercise price of the share options will be equal to the market price of the underlying shares on the date of grant. The contractual term of the share options is 10 years.
Movements during the year
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP during the year:

	2020 EIP		2020 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2020	798,050	4.29	77,000	4.2
Granted during the year	1,167,836	2.00	77,000	1.84
Cancelled during the year	(406)	5.4	—	—
Forfeited during the year	(397,607)	2.87	(4,584)	1.84
Exercised during the year	—	—	—	—

Outstanding at December 31	1,567,873	2.94	149,416	3.06

Exercisable at December 31, 2020	259,829	4.42	138,412	3.15

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2019	—	—	—	—
Granted during the year	801,200	4.29	77,000	4.2
Cancelled during the year	(3,150)	5.4	—	—
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—

Outstanding at December 31	798,050	4.29	77,000	4.2

Exercisable at December 31	—	—	38,478	4.2

The weighted average remaining contractual life for the share options outstanding as at December 31, 2020 was 8.9 years (2019: 9.5 years ).
The weighted average fair value of options granted during the year was $2.23 per ADS or £0.33 per ordinary share (2019: £0.49 per ordinary share).
Options outstanding at the end of the year had an exercise price of between $5.40 and $1.84.
24.2 The 2015 Plan
Under the Mereo BioPharma Group Limited Share Option Plan (the “2015 Plan”), the Group, at its discretion, granted share options to employees, including executive management and NEDs. Share options vest over four years for executive management and employees and over three years for NEDs. No further share option grants are envisaged under the 2015 Plan.
At January 1, 2020 and December 31, 2020 there were 8,923,600 (2019: 8,923,600) options outstanding with a WAEP of £1.32. There were no movements in the number of options in 2020. In 2019, 59,533 options with a WAEP of £1.29 were forfeited. All outstanding shares were exercisable at December 31, 2020 (2019: 8,901,478) with a WAEP of £1.32.
The weighted average remaining contractual life for the share options outstanding as at December 31, 2020 was 4.6 years (2019: 5.6 years).
Options outstanding at the end of the year had an exercise price of between £1.26 and £2.17.
24.3 The Mereo BioPharma Group plc Share Option Plan
The Mereo BioPharma Group plc Share Option Plan (“Share Option Plan”) provides for the grant of options to acquire ordinary shares to employees, executive directors and executive officers. Options may be granted to all eligible employees on commencement of employment and may be granted on a periodic basis after that. Under the Share Option Plan, the Board of Directors may determine if the vesting of an option will be subject to the satisfaction of a performance condition. Following the introduction of the EIP and NED EIP, no further share option grants under the Share Option Plan are envisaged.
Movements during the year
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2020		2019
	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	1,524,065	3.07	1,881,555	3.10
Granted during the year	—	—	—	—
Cancelled during the year	—	—	—	—
Forfeited during the year	(112,670)	3.03	(357,490)	3.21
Outstanding at December 31	1,411,395	3.14	1,524,065	3.07

Exercisable at December 31	1,210,410	3.01	40,141	3.03

The weighted average remaining contractual life for the share options outstanding as at December 31, 2020 was 6.6 years (2019: 7.6 years).
Options outstanding at the end of the year had an exercise price of between £2.71 and £3.19.

24.4 Long Term Incentive Plan
Under the Company’s Long Term Incentive Plan (LTIP), initiated in 2016, the Group, at its discretion, may grant nil-cost
options to acquire shares to employees. Under the LTIP rules, vesting of 75% of the options issued to employees is subject to a share price performance condition (the “Share Price Element”) and vesting of 25% of the options is subject to achievement of strategic operational targets (the “Strategic Element”). Share options vest over a maximum of five years, dependent upon achievement of these targets.
The fair value of the LTIP Share Price Element is estimated at the date of grant using a Monte Carlo pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value of the LTIP Strategic Element is estimated at the date of grant using a Black-Scholes pricing model, taking into account the terms and conditions upon which the share options were granted, and the expense recorded is based upon the expected level of achievement of non-marked
based performance measures (strategic targets).
The fair value calculations do not include any allowance for dividends as the Company has no available profits for distribution.
The contractual term of the LTIP options is five years.
The expense recognized for employee services received during the year to December 31, 2020 was £0.1 million (2019: £0.1 million).

	2020 Number	2019 Number	2018 Number
Granted during the year	—	—	—
Cancelled during the year	—	—	—
Lapsed during the year	(427,324)	(241,374)	—
Outstanding at December 31	482,748	910,072	1,151,446

Exercisable at December 31	—	—	—

The weighted average remaining contractual life for the LTIP options outstanding as at December 31, 2020 was 0.5 years (2019: 0.9 years).
The weighted average fair value of LTIP options granted during the year to December 31, 2020 was £nil (2019: £nil).
No LTIP options were granted during the years ended December 31, 2019 and 2020.
24.5 Deferred Bonus Share Plan
Under the previous terms of the Company’s Deferred Bonus Share Plan (DBSP), 30% of the annual bonus for 2017 for the senior management team was payable in deferred shares, which are governed by the DBSP plan rules. At the date of grant of the awards, the monetary bonus amount was divided by the closing share price to give the number of shares issued to the employee under the DBSP. The number of shares is fixed and not subject to adjustment between the issue date and vesting date. Under the DBSP, awards vest after three years from the date of the award.
There are no further performance conditions attached to the award, nor any service conditions (including no requirement for continued employment once the awards have been made).
Since the awards are issued at nil cost, they will be satisfied by the issue of ADSs from the Employee Benefit Trust.
There were no movements in the number of DBSP options in 2020 or 2019. The outstanding number of options as at December 31, 2020 is 163,000 (2019: 163,000), of which 62,170 were exercisable (2019: nil).

The weighted average remaining contractual life for the DBSP options outstanding as at December 31, 2020 was 0.6 years (2019: 1.6 years).
For the 2018 and 2019 financial years, under the Deferred Bonus Plan (“2019 DBP”), 100% of the annual bonus was paid in cash, of which 30% of amounts granted to the senior management team (after deduction of income tax and the relevant employee’s national insurance contributions) was required to be utilized to acquire shares in the Company in the open market within 12 months of the grant of the award. No further grants under the DBSP are envisaged.
24.6 Deferred equity consideration
In October 2017, the Company’s wholly owned subsidiary Mereo BioPharma 4 Limited entered into an exclusive license and option agreement (the “License Agreement”) to obtain from AstraZeneca an exclusive worldwide, sub-licensable
license under AstraZeneca’s intellectual property rights relating to
MPH-966,
with an option to acquire such intellectual property rights following commencement of a pivotal trial and payment of related milestone payments (the “Option”), together with the acquisition of certain related assets.
Under the agreement with AstraZeneca, the Company may issue up to 1,349,693 ordinary shares which are dependent on achieving certain milestones.
In respect of milestones that are probable, the Group has accounted for, but not yet issued, 429,448 ordinary shares with a grant date fair value of £3.10, representing a value of £1.3 million.
24.7 Weighted average inputs
The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2020:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	67	68
Risk-free interest rate (%)	0.59	0.64
Expected life of share options (years)	10	10
Market price of ADS’s ($)	1.99	1.84
Model used	Black Scholes	Black Scholes
During the year ended December 31, 2020, no grants were issued under any other scheme.
The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2019:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	66	66
Risk-free interest rate (%)	0.95	0.97
Expected life of share options (years)	10	10
Market price of ordinary shares (£)	0.66	0.63
Model used	Black Scholes	Black Scholes
During the year ended December 31, 2019, no grants were issued under any other scheme.